Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Defined Benefit Plans

	2022	2021
Retirement benefit plans	225	3,547
Other post-employment benefit plans	184	277
Total defined benefit plans	409	3,824

Retirement benefit plans in surplus	87	119
Total defined benefit assets	87	119

Retirement benefit plans in deficit	312	3,666
Other post-employment benefit plans in deficit	184	277
Total defined benefit liabilities	496	3,944

Summary of Movements of Defined Benefit Plans
The decrease in Defined benefit plans in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

	2022			2021
Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
At January 1	3,547	277	3,824	4,318	275	4,593
Defined benefit expenses	68	17	85	(8)	16	8
Remeasurements of defined benefit plans	(837)	(67)	(904)	(487)	(14)	(501)
Contributions paid	(38)	-	(38)	(164)	-	(164)
Benefits paid	(117)	(17)	(134)	(110)	(15)	(125)
Net exchange differences	21	15	36	29	16	45
Transfer to disposal groups	(2,421)	(41)	(2,462)	-	-	-
Other	1	-	1	(32)	-	(32)
At December 31	225	184	409	3,547	277	3,824

Summary of Amounts Recognized in Statement of Financial Positions

The amounts recognized in the statement of financial position are determined as follows:

	2022			2021
	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Present value of wholly or partly funded obligations	3,098	-	3,098	4,604	-	4,604
Fair value of plan assets	(3,083)	-	(3,083)	(4,717)	-	(4,717)
	15	-	15	(112)	-	(112)
Present value of wholly unfunded obligations	210	184	394	3,660	277	3,937
At December 31	225	184	409	3,547	277	3,824

Summary of Fair Value of Plan Assets

The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2022 and 2021.

	2022			2021
Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	32	11	43	48	11	59
Net interest on the net defined benefit liability (asset)	38	6	45	32	5	37
Past service cost	(3)	-	(3)	(88)	-	(88)
Total defined benefit expenses	68	17	85	(8)	16	8

		2020
	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	52	11	63
Net interest on the net defined benefit liability (asset)	52	7	59
Past service cost	1	-	1
Total defined benefit expenses	104	18	122

Summary of Breakdown of Plan Assets for Retirement of Benefit Plans

	2022					2021
Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan asdsets	Quoted	Unquoted	Total	in % of total plan assets
Equity instruments	-	-	-	0%	-	-	-	0%
Debt instrument	336	154	490	16%	603	387	990	21%
Real estate	-	-	-	0%	-	142	142	3%
Derivatives	-	(218)	(218)	(7%)	-	(3)	(3)	(0%)
Investment funds	-	2,214	2,214	72%	-	3,069	3,069	65%
Structured securities	-	268	268	9%	-	-	-	0%
Other	-	328	328	11%	2	516	518	11%
At December 31	336	2,746	3,083	100%	605	4,112	4,717	100%

Commissions and expenses [member]
Statement [LineItems]
Summary of Movements of Defined Benefit Plans

Defined benefit expenses are included in ‘Commissions and expenses’ in the income statement.

Movements during the year of the present value of the defined benefit obligations	2022	2021
At January 1	8,541	9,059
Current year service cost	43	59
Interest expense	158	131
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	(3)	(59)
- Actuarial gains and losses arising from changes in financial assumptions	(2,420)	(299)
Past service cost	(3)	(88)
Benefits paid	(529)	(455)
Amounts paid in respect of settlements	-	(140)
Net exchange differences	164	364
Transfer to disposal groups	(2,462)	-
Other	1	(32)
At December 31	3,491	8,541

Movements during the year in plan assets for retirement benefit plans	2022	2021
At January 1	4,717	4,466
Interest income (based on discount rate)	114	94
Remeasurements of the net defined liability (asset)	(1,518)	144
Contributions by employer	38	164
Benefits paid	(395)	(330)
Amounts paid in respect of settlements	-	(140)
Net exchange differences	127	319
At December 31	3,083	4,717

Aegon United Kingdom [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2022	2021

Demographic actuarial assumptions

Mortality	UK mortality table 1)	UK mortality table 2)

Financial actuarial assumptions

Discount rate	4.96%	1.79%

Price inflation	3.20%	3.34%

1	Club Vita tables based on analysis of Scheme membership CMI 2021 1.5%/1.25% p.a. (males/females)
2	Club Vita tables based on analysis of Scheme membership CMI 2019 1.5%/1.25% p.a. (males/females)
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2022	2021

Demographic actuarial assumptions

10% increase in mortality rates	(19)	(55)

10% decrease in mortality rates	22	62

Financial actuarial assumptions

100 basis points increase in discount rate	(130)	(322)

100 basis points decrease in discount rate	164	433

100 basis points increase in price inflation	55	202

100 basis points decrease in price inflation	(113)	(237)

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	16.7%

Debt instruments	83.3%

Aegon United States of America [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2022	2021

Demographic actuarial assumptions

Mortality	US mortality table 1)	US mortality table 1)

Financial actuarial assumptions

Discount rate	5.22%/5.14%	2.80%/2.61%

Salary increase rate	4.00%	4.00%

Health care trend rate	6.30%	6.10%

1
2022 assumption
-PRI-2012
Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale
MP-2021.
Comparative figures are as included in the Annual Report 2021.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2022	2021

Demographic actuarial assumptions

10% increase in mortality rates	(50)	(69)

10% decrease in mortality rates	54	77

Financial actuarial assumptions

100 basis points increase in discount rate	(222)	(357)

100 basis points decrease in discount rate	277	436

100 basis points increase in salary increase rate	4	-

100 basis points decrease in salary increase rate	(3)	-

100 basis points increase in health care trend rate	10	13

100 basis points decrease in health care trend rate	(9)	(12)

Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	2%-4%

Debt instruments	80%-90%

Other	8%-16%